Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2014
Earnings Per Share of Common Stock
Earnings Per Share of Common Stock

Note P.

Earnings Per Share of Common Stock

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2014	2013	2012
Weighted-average number of shares on which earnings
per share calculations are based
Basic	1,004,272,584	1,094,486,604	1,142,508,521
Add—incremental shares under stock-based
compensation plans	4,332,155	6,751,240	10,868,426
Add—incremental shares associated with contingently
issuable shares	1,395,741	1,804,313	2,072,370
Assuming dilution	1,010,000,480	1,103,042,156	1,155,449,317

Income from continuing operations	$15,751	$16,881	$16,999
Loss from discontinued operations, net of tax	(3,729)	(398)	(395)
Net income on which basic earnings per share is
calculated	$12,022	$16,483	$16,604
Income from continuing operations	$15,751	$16,881	$16,999
Net income applicable to contingently issuable shares	(3)	(1)	(1)
Income from continuing operations on which diluted
earnings per share is calculated	$15,749	$16,880	$16,998
Loss from discontinued operations, net of tax, on which
basic and diluted earnings per share is calculated	(3,729)	(398)	(395)
Net income on which diluted earnings per share is
calculated	$12,020	$16,483	$16,603

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$15.59	$15.30	$14.71
Discontinued operations	(3.69)	(0.36)	(0.34)
Total	$11.90	$14.94	$14.37
Basic
Continuing operations	$15.68	$15.42	$14.88
Discontinued operations	(3.71)	(0.36)	(0.35)
Total	$11.97	$15.06	$14.53

Weighted-average stock options to purchase 17,420 common shares in 2014 and 8,797 common shares in 2013 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive. There were no stock options outstanding in 2012 that were considered antidilutive and not included in the diluted earnings per share calculation.